BUSINESS COMBINATIONS - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 21, 2016	Mar. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill recorded in connection with acquisition in first quarter 2017 (Cablevision Segment)			$ 20,687	$ 5,838,959
Cablevision Systems Corp.
Business Acquisition [Line Items]
Consideration transfered	$ 9,958,323
2017 Acquisition
Business Acquisition [Line Items]
Goodwill recorded in connection with acquisition in first quarter 2017 (Cablevision Segment)		$ 20,687
Consideration transfered		75,000
Customer relationships | 2017 Acquisition
Business Acquisition [Line Items]
Amortizable intangible assets acquired		45,000
Other amortizable intangible assets | 2017 Acquisition
Business Acquisition [Line Items]
Amortizable intangible assets acquired		$ 9,400